Issued Capital	12 Months Ended
Jun. 30, 2025
Issued Capital [Abstract]
ISSUED CAPITAL

10. ISSUED CAPITAL

In February 2025, we received commitments for a capital raising of approximately $40 million by means of a two tranche placement (the Placement) of fully paid ordinary shares. For every three new shares issued, one free attaching option was issued. The number of securities issued to the Placement participants on February 17, 2025 (Tranche 1), April 4, 2025 (Tranche 2) and April 23,2025 (Options) pursuant to ASX Listing Rule 7.1, and which are within the volumes approved by shareholders at the EGM on March 31, 2025, are:

●	3,636,363,636 ordinary shares at A$0.011 (1.1 Australian cents) per share (ASX:ATH); and

●	1,222,300,911 listed Long-Dated Options (each with an exercise price of A$0.028, expiring on February 26, 2027) (ASX: ATHOA).

		Years Ended June 30,
	Notes	2025	2024	2023

(a) Issued Capital
9,127,370,686 (2024: 5,245,115,318) fully paid ordinary shares	10(b)	262,949,462	223,152,985	213,971,323
Nil (2024: Nil) options for fully paid ordinary shares	10(c)	-	-	-

		262,949,462	223,152,985	213,971,323

(b) Movements in Issued Shares

	June 30,
	2025		2024		2023
	No. of shares	A$	No. of shares	A$	No. of shares	A$
Beginning of the year	5,245,115,318	223,152,985	2,439,897,618	213,971,323	2,406,874,578	213,787,061

Movement during the year	3,882,255,368	39,796,477	2,805,217,700	9,181,662	33,023,040	184,262

End of the year	9,127,370,686	262,949,462	5,245,115,318	223,152,985	2,439,897,618	213,971,323

Details of share issuances are as follows:

Date	Details	Notes	Number	Issue Price	$
Year end June 30, 2022			322,857,900		16,339,071
September 21, 2022	Issue of shares under ATM Facility		9,543,840	0.0135	128,842
March 15, 2023	Issue of shares under ATM Facility		23,479,200	0.0080	187,834)
June 30, 2023	Security issuance costs				(132,413
Year end June 30, 2023			33,023,040		184,263
November 29,2023	Issue of shares under ATM Facility		362,462,762	0.0035	1,268,620
January 8,2024	Issue of shares under ATM Facility		1,008,965,805	0.0035	3,531,380
February 2,2024	Issue of shares under ATM Facility		571,428,556	0.0035	2,000,000)
March 4, 2024	Issue of shares under ATM Facility		855,263,158	0.0038	3,250,000
April 22, 2024	Issue of shares under options exercised		7,097,419	0.0070	49,682
June 30, 2024	Security issuance costs		-		(918,020)
Year end June 30, 2024			2,805,217,700		9,181,662
July 18,2024	Issue of shares under ATM Facility		75,220,800	0.0054	398,645
January 22,2025	Issue of shares under options exercised		95,238	0.0100	952
January 30,2025	Issue of shares under options exercised		6,333,333	0.004	48,873
February 3,2025	Issue of shares under ATM Facility		164,242,200	0.0129	2,122,173
February 17,2025	Issue of Placement shares		1,165,841,830	0.0110	12,824,260
March 14, 2025	Issue of shares under options exercised		161	0.0100	2
April 4, 2025	Issue of Placement shares		2,470,521,806	0.0110	27,175,740
June 30, 2025	Security issuance costs		-		(2,774,168)
Year end June 30, 2025			3,882,255,368		39,796,477

(c) Terms and Conditions of Issued Capital

Ordinary shares

Ordinary shares have the right to receive dividends as declared and, in the event of a winding up of the Group, to participate in the proceeds from the sale of all surplus assets in proportion to the number of and amounts paid up on shares held. Ordinary shares entitle their holder to vote, either in person or by proxy, at a meeting of the Group’s shareholders.

Options

Option holders do not have the right to receive dividends and are not entitled to vote at a meeting of the Group’s shareholders. Options may be exercised at any time from the date they vest to the date of their expiration. Share options convert into ordinary shares on a one for one basis on the date they are exercised.

(d) Shares Issued after Reporting Date

No shares have been issued after the reporting date.